Income Taxes (Details) - Schedule of Deferred Tax Assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Deferred Tax Assets Abstract
Net operating loss carryforwards	$ 5,511,086	$ 3,524,526
Research and development credits	324,661	255,656
Capitalized research and development costs	1,429,419
Capitalized start-up costs	860,853
Other, net	373,936	351,836
Total gross deferred tax assets	8,499,983	4,132,018
Valuation allowance	(8,499,983)	(4,132,018)
Net deferred tax assets